Consolidated Balance Sheets (USD $)	Jul. 31, 2011		Jul. 31, 2010
Current Assets
Prepaid Expenses	$ 74
Total Current Assets	74
Other Assets
Vending Equipment			5,000
Total Other Assets			5,000
TOTAL ASSETS	74		5,000
Current Liabilities
Accounts payable and accrued liabilities	157,527		57,951
Advances from Officers	47,209		37,742
Total Current Liabilities	204,736		95,693
Stockholders' Equity
Common stock	5,000	[1]	5,000	[1]
Additional paid-in-capital	23,000		23,000
Deficit accumulated during the development stage	(232,662)		(118,693)
Total Stockholders' Deficiency	(204,662)		(90,693)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 74		$ 5,000

[1]	Common stock, $0.0001 par value, 75,000,000 shares authorized; 50,000,000* shares issued and outstanding